                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Compliance Officer, Montreal, Quebec, Canada, May 14, 2012
------------------------------------------- ------------------------- ------------
                  [Signature]                       [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 66
                                        --------------------

Form 13F Information Table Value Total: $2,744,332
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

       ITEM 1         ITEM 2    ITEM 3     ITEM 4             ITEM 5          ITEM 6   ITEM 7           ITEM 8
-------------------- -------- --------- ----------- ----------------------- ---------- ------ ---------------------------
                                        FAIR MARKET                         INVESTMENT              VOTING AUTHORITY
                                           VALUE    SH/PRN                  DISCRETION                 (SHARES)
       ISSUER         CLASS     CUSIP      (000s)   AMOUNT  SH/PRN PUT/CALL    TYPE     MGRS  (A)SOLE (B)SHARED   (C)NONE
-------------------------------------------------------------------------------------------------------------------------
3SBIO INC            SP ADR   88575Y105       14873 1004956 SH                 SOLE            919885         0     85071
ALEXION PHARM INC    COMMON   015351109       56896  612708 SH                 SOLE            566700         0     46008
ALIGN TECH INC       COMMON   016255101       69432 2520219 SH                 SOLE            149728         0   2370491
AMARIN CORP PLC      SP ADR   023111206       94353 8335031 SH                 SOLE           4308644         0   4026387
AMGEN INC            COMMON   031162100       51794  762019 SH                 SOLE            701968         0     60051
ANTHERA PHARMACEUT   COMMON   03674U102         147   66667 SH                 SOLE             66667         0         0
ARIAD PHARMACEUTICAL COMMON   04033A100      114567 7169375 SH                 SOLE           3943185         0   3226190
ARQULE INC           COMMON   04269E107        4553  649457 SH                 SOLE            649457         0         0
ARRAY BIOPHARMA INC  COMMON   04269X105        5338 1567782 SH                 SOLE           1567782         0         0
AUXILIUM PHARMACEUTI COMMON   05334D107       11565  622801 SH                 SOLE            568992         0     53809
AVEO PHARMACUTICALS  COMMON   53588109        26684 2150163 SH                 SOLE           2008263         0    141900
BIOGEN IDEC INC      COMMON   09062X103      121367  963233 SH                 SOLE            500272         0    462961
BIOMARIN PHARMAC INC COMMON   09061G101       52859 1543314 SH                 SOLE           1049750         0    493564
BIOSPECIFICS TECH CO COMMON   90931106         2479  156710 SH                 SOLE            156710         0         0
CARDIONET INC        COMMON   14159L103        2362  766789 SH                 SOLE            766789         0         0
CELGENE CORP         COMMON   151020104       48786  629336 SH                 SOLE            579900         0     49436
CHINA CORD BLOOD     COMMON   G21107100         230   81035 SH                 SOLE                 0         0     81035
CHINA KANGHUI HLDG   SP ADR   16890V100         258   13546 SH                 SOLE                 0         0     13546
COVIDIEN PLC         SHS      G2554F113       24165  441944 SH                 SOLE             96072         0    345872
DENDREON CORP        COMMON   24823Q107       56014 5257075 SH                 SOLE           1922027         0   3335048
DEXCOM INC           COMMON   252131107       25522 2446989 SH                 SOLE            837898         0   1609091
DR REDDYS LABS LTD   ADR      256135203       14963  432944 SH                 SOLE            398698         0     34246
EDWARDS LIFESCIENCE  COMMON   28176E108      100614 1383387 SH                 SOLE             54567         0   1328820
ELI LILLY & CO       COMMON   532457108       19343  480342 SH                 SOLE            100575         0    379767
FLUIDIGM CORP DEL    COMMON   34385P108        2753  175000 SH                 SOLE            175000         0         0
GILEAD SCIENCES INC  COMMON   375558103       76200 1559563 SH                 SOLE           1123605         0    435958
GIVEN IMAGING        ORD SHS  M52020100       29792 1590597 SH                 SOLE            566476         0   1024121
HEARTWARE INTL INC   COMMON   422368100       35946  547212 SH                 SOLE             24206         0    523006
HOLOGIC INC          COMMON   436440101       31386 1456419 SH                 SOLE             66730         0   1389689
HOSPIRA INC          COMMON   441060100        9424  252052 SH                 SOLE            236232         0     15820
ILLUMINA INC         COMMON   452327109       66809 1269889 SH                 SOLE            646989         0    622900
INCYTE CORPORATION   COMMON   45337C102      101349 5251222 SH                 SOLE           2985261         0   2265961
INTERMUNE INC        COMMON   45884X103       98123 6688652 SH                 SOLE           3418795         0   3269857
IRONWOOD PHARMACEUCL COM CL A 46333X108       54531 4096969 SH                 SOLE           2498243         0   1598726
KERYX BIOPHARMACEUT  COMMON   492515101        6747 1354751 SH                 SOLE           1354751         0         0
LIFE TECHNOLOGIES    COMMON   53217V109      114700 2349453 SH                 SOLE            910850         0   1438603
LUMINEX CORP DEL     COMMON   55027E102       34125 1461438 SH                 SOLE            801209         0    660229
MEDIVATION INC       COMMON   58501N101       43274  579155 SH                 SOLE            534955         0     44200
MERCK & CO INC       COMMON   58933Y105       50532 1315937 SH                 SOLE            284001         0   1031936
MINDRAY MEDICAL INTL SP ADR   602675100         211    6394 SH                 SOLE                 0         0      6394
MOMENTA PHARMACEUTIC COMMON   60877T100        7067  461296 SH                 SOLE            442196         0     19100
MYLAN INC            COMMON   628530107      116626 4973379 SH                 SOLE           1151635         0   3821744
NANOSPHERE INC       COMMON   63009F105        6849 3476744 SH                 SOLE           3476744         0         0
NOVARTIS AG          SP ADR   66987V109         515    9300 SH                 SOLE              9300         0         0
NOVO-NORDISK AS      ADR      670100205        2386   17201 SH                 SOLE              8918         0      8283
NXSTAGE MEDICAL      COMMON   67072V103       36455 1891825 SH                 SOLE             76818         0   1815007
ONYX PHARMACEUTICALS COMMON   683399109      127399 3381087 SH                 SOLE           1413772         0   1967315
OPTIMER PHARMA       COMMON   68401H104       42300 3043155 SH                 SOLE           2854555         0    188600
PERRIGO CO           COMMON   714290103       97618  944903 SH                 SOLE            292589         0    652314
REGENERON PHARMCTCLS COMMON   75886F107       65816  564366 SH                 SOLE            277200         0    287166
SAGENT PHARMACEUTI   COMMON   786692103       13862  775702 SH                 SOLE            728202         0     47500
SAVIENT PHARMA       COMMON   80517Q100        9185 4213096 SH                 SOLE           3541319         0    671777
SEQUENOM INC         COM NEW  817337405       13775 3384422 SH                 SOLE           3126978         0    257444
SHIRE PLC            SP ADR   82481R106       14516  153203 SH                 SOLE            143556         0      9647
ST JUDE MEDICAL INC  COMMON   790849103       36467  822986 SH                 SOLE             71280         0    751706
SUNESIS PHARMACEUT   COMMON   867328601        1627  566797 SH                 SOLE            566797         0         0
SYNTA PHARMA         COMMON   87162T206        5178 1179489 SH                 SOLE           1179489         0         0
TEVA PHARMACEUTICAL  ADR      881624209       24222  537549 SH                 SOLE            505247         0     32302
THERAVANCE INC       COMMON   88338T104       54127 2775746 SH                 SOLE           1255878         0   1519868
THORATEC LABS CORP   COMMON   885175307       37023 1098291 SH                 SOLE             61487         0   1036804
TRIUS THERAPEUTIC    COMMON   89685K100        5369 1003620 SH                 SOLE           1003620         0         0
UNITED THERAPEUTICS  COMMON   91307C102       67720 1436874 SH                 SOLE            610973         0    825901
VALEANT PHARMACEUTIC COMMON   91911K102       18498  344594 SH                 SOLE            323094         0     21500
VARIAN MED SYS INC   COMMON   92220P105       76605 1110866 SH                 SOLE             53483         0   1057383
VERTEX PHARMACEUTICL COMMON   92532F100      120044 2927198 SH                 SOLE           1284907         0   1642291
WATSON PHARMACEUTCLS COMMON   942683103       68017 1014266 SH                 SOLE            275905         0    738361